Investment Securities - Fair Value and Unrealized Losses on AFS Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value
Less Than 12 Months	$ 697	$ 800
12 Months or Longer	225	29
Total	922	829
Unrealized Losses
Less Than 12 Months	(4)	(10)
12 Months or Longer	(5)	(2)
Total	(9)	(12)
Other-than-temporary impairment credit loss
Minimum disclosure of unrealized losses on certain available-for-sale securities	1	1
Bonds
Fair Value
Less Than 12 Months	690	792
12 Months or Longer	218	20
Total	908	812
Unrealized Losses
Less Than 12 Months	(4)	(10)
12 Months or Longer	(4)	(1)
Total	(8)	(11)
U.S. government and government sponsored entities
Fair Value
Less Than 12 Months	21	18
12 Months or Longer	3	0
Total	24	18
Unrealized Losses
Less Than 12 Months		0
12 Months or Longer	0	0
Total	0	0
Obligations of states, municipalities, and political subdivisions
Fair Value
Less Than 12 Months	65	99
12 Months or Longer	20	2
Total	85	101
Unrealized Losses
Less Than 12 Months	0	(1)
12 Months or Longer	0	0
Total	0	(1)
Non-U.S. government and government sponsored entities
Fair Value
Less Than 12 Months	89	55
12 Months or Longer	13	1
Total	102	56
Unrealized Losses
Less Than 12 Months	(1)	(1)
12 Months or Longer	0
Total	(1)	(1)
Corporate debt
Fair Value
Less Than 12 Months	387	416
12 Months or Longer	93	8
Total	480	424
Unrealized Losses
Less Than 12 Months	(3)	(6)
12 Months or Longer	(2)	(1)
Total	(5)	(7)
RMBS
Fair Value
Less Than 12 Months	40	74
12 Months or Longer	25	1
Total	65	75
Unrealized Losses
Less Than 12 Months	0	(1)
12 Months or Longer	(1)	0
Total	(1)	(1)
CMBS
Fair Value
Less Than 12 Months	40	66
12 Months or Longer	38	5
Total	78	71
Unrealized Losses
Less Than 12 Months	0	(1)
12 Months or Longer	(1)	0
Total	(1)	(1)
CDO/ABS
Fair Value
Less Than 12 Months	48	64
12 Months or Longer	26	3
Total	74	67
Unrealized Losses
Less Than 12 Months		0
12 Months or Longer	0	0
Total	0	0
Preferred stocks
Fair Value
Less Than 12 Months	3	6
12 Months or Longer	7	8
Total	10	14
Unrealized Losses
Less Than 12 Months	0	0
12 Months or Longer	(1)	(1)
Total	(1)	(1)
Common Stock
Fair Value
Less Than 12 Months	3	2
12 Months or Longer	0	1
Total	3	3
Unrealized Losses
Less Than 12 Months	0	0
12 Months or Longer	0	0
Total	0	$ 0
Other long-term investments
Fair Value
Less Than 12 Months	1
12 Months or Longer	0
Total	1
Unrealized Losses
Less Than 12 Months	0
12 Months or Longer	0
Total	$ 0